Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Description of Business and Segment Disclosures
Description of Business and Segmented Disclosures
Husky Energy Inc. (“Husky” or “the Company”) is an international integrated energy company incorporated under the Business Corporations Act (Alberta). The Company’s common shares are listed on the Toronto Stock Exchange (“TSX”) under the symbol “HSE” and the Cumulative Redeemable Preferred Shares, Series 1, Cumulative Redeemable Preferred Shares, Series 2, Cumulative Redeemable Preferred Shares, Series 3, Cumulative Redeemable Preferred Shares, Series 5 and Cumulative Redeemable Preferred Shares, Series 7 are listed under the symbols, ”HSE.PR.A”, “HSE.PR.B”, ”HSE.PR.C”, ”HSE.PR.E” and ”HSE.PR.G”, respectively. The registered office is located at 707, 8th Avenue S.W., PO Box 6525, Station D, Calgary, Alberta, T2P 3G7.
Management has identified segments for the Company’s business based on differences in products, services and management responsibility. The Company’s business is conducted predominantly through two major business segments – Upstream and Downstream.
Upstream operations in the Integrated Corridor and Offshore include exploration for, and development and production of, crude oil, bitumen, natural gas and natural gas liquids (“NGL“) (“Exploration and Production”) and the marketing of the Company’s and other producers’ crude oil, natural gas, NGLs, sulphur and petroleum coke. Additionally, it includes pipeline transportation, the blending of crude oil and natural gas, and storage of crude oil, diluent and natural gas (“Infrastructure and Marketing”). Infrastructure and Marketing markets and distributes products to customers on behalf of Exploration and Production and is grouped in the Upstream business segment based on the nature of its interconnected operations. The Company’s Upstream operations are located primarily in Alberta, Saskatchewan, and British Columbia (“Western Canada”), offshore east coast of Canada (“Atlantic”) and offshore China and offshore Indonesia (“Asia Pacific”).
Downstream operations in the Integrated Corridor include upgrading of heavy crude oil feedstock into synthetic crude oil in Canada (“Upgrading”), refining crude oil in Canada, marketing of refined petroleum products including gasoline, diesel, ethanol blended fuels, asphalt and ancillary products, and production of ethanol (“Canadian Refined Products”). It also includes refining in the U.S. of primarily crude oil to produce and market asphalt, gasoline, jet fuel and diesel fuels that meet U.S. clean fuels standards (“U.S. Refining and Marketing”). Upgrading, Canadian Refined Products and U.S. Refining and Marketing all process and refine natural resources into marketable products and are grouped together as the Downstream business segment due to the similar nature of their products and services.

Disclosure of entity's operating segments [text block]
Segmented Financial Information

	Upstream
($ millions)	Exploration and Production(1)		Infrastructure and Marketing(2)		Total
Year ended December 31,	2018	2017	2018	2017	2018	2017
Gross revenues	4,330	4,978	2,211	1,976	6,541	6,954
Royalties	(335)	(363)	—	—	(335)	(363)
Marketing and other	—	—	668	(40)	668	(40)
Revenues, net of royalties	3,995	4,615	2,879	1,936	6,874	6,551
Expenses
Purchases of crude oil and products	—	—	2,087	1,855	2,087	1,855
Production, operating and transportation expenses	1,527	1,650	23	13	1,550	1,663
Selling, general and administrative expenses	296	265	5	4	301	269
Depletion, depreciation, amortization and impairment	1,811	2,237	—	2	1,811	2,239
Exploration and evaluation expenses	149	146	—	—	149	146
Loss (gain) on sale of assets	(2)	(42)	—	1	(2)	(41)
Other – net	(120)	6	2	(8)	(118)	(2)
	3,661	4,262	2,117	1,867	5,778	6,129
Earnings (loss) from operating activities	334	353	762	69	1,096	422
Share of equity investment gain	51	12	18	49	69	61
Financial items
Net foreign exchange gain (loss)	—	—	—	—	—	—
Finance income	12	5	—	—	12	5
Finance expenses	(109)	(131)	—	—	(109)	(131)
	(97)	(126)	—	—	(97)	(126)
Earnings (loss) before income taxes	288	239	780	118	1,068	357
Provisions for (recovery of) income taxes
Current	(484)	(34)	354	—	(130)	(34)
Deferred	549	99	(141)	32	408	131
	65	65	213	32	278	97
Net earnings (loss)	223	174	567	86	790	260
Intersegment revenues	1,155	1,250	—	—	1,155	1,250

(1)	Includes allocated depletion, depreciation, amortization and impairment related to assets in Infrastructure and Marketing, as these assets provide a service to Exploration and Production.

(2)
Includes $172 million of revenue (2017 - $280 million) and $142 million of associated costs (2017 - $234 million) for construction contracts, inclusive of $172 million of revenue (2017 - $259 million) and$142 million of costs (2017 - $236 million) for contracts in progress accounted for under the percentage of completion method.

(3)	Eliminations relate to sales and operating revenues between segments recorded at transfer prices based on current market prices. Segment results include transactions between business segments.

Segmented Financial Information Con’t

Downstream								Corporate and Eliminations(3)		Total
Upgrading		Canadian Refined Products		U.S. Refining and Marketing		Total
2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
1,750	1,440	3,412	2,787	11,770	9,355	16,932	13,582	(1,554)	(1,550)	21,919	18,986
—	—	—	—	—	—	—	—	—	—	(335)	(363)
—	—	—	—	—	—	—	—	—	—	668	(40)
1,750	1,440	3,412	2,787	11,770	9,355	16,932	13,582	(1,554)	(1,550)	22,252	18,583

928	983	2,760	2,219	10,334	8,059	14,022	11,261	(1,554)	(1,550)	14,555	11,566
195	197	265	256	795	563	1,255	1,016	(2)	—	2,803	2,679
7	9	47	53	22	15	76	77	277	304	654	650
123	99	115	111	450	354	688	564	92	79	2,591	2,882
—	—	—	—	—	—	—	—	—	—	149	146
—	—	(2)	(5)	—	—	(2)	(5)	—	—	(4)	(46)
—	—	(1)	(1)	(464)	(21)	(465)	(22)	(8)	6	(591)	(18)
1,253	1,288	3,184	2,633	11,137	8,970	15,574	12,891	(1,195)	(1,161)	20,157	17,859
497	152	228	154	633	385	1,358	691	(359)	(389)	2,095	724
—	—	—	—	—	—	—	—	—	—	69	61

—	—	—	—	—	—	—	—	14	(6)	14	(6)
—	—	—	—	—	—	—	—	52	32	64	37
(1)	(1)	(12)	(12)	(14)	(14)	(27)	(27)	(178)	(234)	(314)	(392)
(1)	(1)	(12)	(12)	(14)	(14)	(27)	(27)	(112)	(208)	(236)	(361)
496	151	216	142	619	371	1,331	664	(471)	(597)	1,928	424

168	63	100	45	9	2	277	110	(72)	(79)	75	(3)
(33)	(22)	(42)	(7)	129	135	54	106	(66)	(596)	396	(359)
135	41	58	38	138	137	331	216	(138)	(675)	471	(362)
361	110	158	104	481	234	1,000	448	(333)	78	1,457	786
290	192	109	108	—	—	399	300	—	—	1,554	1,550
Segmented Financial Information

	Upstream
($ millions)	Exploration and Production(1)		Infrastructure and Marketing		Total
Year ended December 31,	2018	2017	2018	2017	2018	2017
Expenditures on exploration and evaluation assets(2)	242	148	—	—	242	148
Expenditures on property, plant and equipment(2)	2,414	1,328	—	—	2,414	1,328
As at December 31,
Exploration and evaluation assets	997	838	—	—	997	838
Developing and producing assets at cost	44,196	41,804	—	—	44,196	41,804
Accumulated depletion, depreciation, amortization and impairment	(27,379)	(26,014)	—	—	(27,379)	(26,014)
Other property, plant and equipment at cost	—	—	101	89	101	89
Accumulated depletion, depreciation and amortization	—	—	(50)	(50)	(50)	(50)
Total exploration and evaluation assets and property, plant and equipment, net	17,814	16,628	51	39	17,865	16,667
Total assets	19,175	17,920	1,301	1,364	20,476	19,284

(1)	Includes allocated depletion, depreciation, amortization and impairment related to assets in Infrastructure and Marketing, as these assets provide a service to Exploration and Production.

(2)
Excludes capitalized costs related to asset retirement obligations and capitalized interest incurred during the year. Includes Exploration and Production assets acquired through acquisition, but excludes assets acquired through corporate acquisition.

Geographical Financial Information

($ millions)	Canada		United States
Year ended December 31,	2018	2017	2018	2017
Gross revenues(1)	9,000	8,599	11,770	9,355
Royalties	(269)	(303)	—	—
Marketing and other	668	(40)	—	—
Revenue, net of royalties	9,399	8,256	11,770	9,355
As at December 31,
Restricted cash – non-current	—	—	—	—
Exploration and evaluation assets	935	831	—	—
Property, plant and equipment, net	16,433	15,478	6,336	5,595
Goodwill	—	—	690	633
Investment in joint ventures	669	685	—	—
Long-term income tax receivable	243	242	—	—
Other assets(2)	58	64	276	21
Total non-current assets	18,338	17,300	7,302	6,249

(1)	Sales to external customers are based on the location of the seller.

(2)	Includes insurance proceeds of $253 million (2017 - nil), related to the Superior Refinery incident.

Segmented Financial Information Con’t

Downstream								Corporate and Eliminations		Total
Upgrading		Canadian Refined Products		U.S. Refining and Marketing		Total
2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
—	—	—	—	—	—	—	—	—	—	242	148
62	230	74	87	665	313	801	630	121	114	3,336	2,072

—	—	—	—	—	—	—	—	—	—	997	838
—	—	—	—	—	—	—	—	—	—	44,196	41,804
—	—	—	—	—	—	—	—	—	—	(27,379)	(26,014)
2,659	2,600	2,789	2,704	9,746	8,300	15,194	13,604	1,251	1,124	16,546	14,817
(1,585)	(1,463)	(1,581)	(1,466)	(3,410)	(2,705)	(6,576)	(5,634)	(937)	(845)	(7,563)	(6,529)
1,074	1,137	1,208	1,238	6,336	5,595	8,618	7,970	314	279	26,797	24,916
1,149	1,263	1,431	1,548	8,566	7,580	11,146	10,391	3,603	3,252	35,225	32,927

Geographical Financial Information Con’t

China		Other International		Total
2018	2017	2018	2017	2018	2017
1,149	1,032	—	—	21,919	18,986
(66)	(60)	—	—	(335)	(363)
—	—	—	—	668	(40)
1,083	972	—	—	22,252	18,583

128	97	—	—	128	97
57	3	5	4	997	838
3,030	3,005	1	—	25,800	24,078
—	—	—	—	690	633
—	—	650	553	1,319	1,238
—	—	—	—	243	242
—	78	26	22	360	185
3,215	3,183	682	579	29,537	27,311
Disaggregation of Revenue

	Upstream
($ millions)	Exploration and Production(1)		Infrastructure and Marketing		Total
Year ended December 31,	2018	2017	2018	2017	2018	2017
Primary Geographical Markets
Canada	3,181	3,946	2,211	1,976	5,392	5,922
United States	—	—	—	—	—	—
China	1,149	1,032	—	—	1,149	1,032
Total revenue	4,330	4,978	2,211	1,976	6,541	6,954

Major Product Lines
Light & medium crude oil	948	1,273	—	—	948	1,273
Heavy crude oil	527	703	—	—	527	703
Bitumen	1,367	1,662	—	—	1,367	1,662
Total crude oil	2,842	3,638	—	—	2,842	3,638
NGL	381	276	—	—	381	276
Natural gas	1,107	1,064	—	—	1,107	1,064
Total exploration and production	4,330	4,978	—	—	4,330	4,978
Total infrastructure and marketing	—	—	2,211	1,976	2,211	1,976
Synthetic crude	—	—	—	—	—	—
Gasoline	—	—	—	—	—	—
Diesel & distillates	—	—	—	—	—	—
Asphalt	—	—	—	—	—	—
Other	—	—	—	—	—	—
Total refined products	—	—	—	—	—	—
Total revenue	4,330	4,978	2,211	1,976	6,541	6,954

Disaggregation of Revenue Con’t

Downstream								Corporate and Eliminations		Total
Upgrading		Canadian Refined Products		U.S. Refining and Marketing		Total
2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

1,750	1,440	3,412	2,787	—	—	5,162	4,227	(1,554)	(1,550)	9,000	8,599
—	—	—	—	11,770	9,355	11,770	9,355	—	—	11,770	9,355
—	—	—	—	—	—	—	—	—	—	1,149	1,032
1,750	1,440	3,412	2,787	11,770	9,355	16,932	13,582	(1,554)	(1,550)	21,919	18,986

—	—	—	—	—	—	—	—	—	—	948	1,273
—	—	—	—	—	—	—	—	—	—	527	703
—	—	—	—	—	—	—	—	—	—	1,367	1,662
—	—	—	—	—	—	—	—	—	—	2,842	3,638
—	—	—	—	—	—	—	—	—	—	381	276
—	—	—	—	—	—	—	—	—	—	1,107	1,064
—	—	—	—	—	—	—	—	—	—	4,330	4,978
—	—	—	—	—	—	—	—	—	—	2,211	1,976
1,445	1,235	—	—	—	—	1,445	1,235	—	—	1,445	1,235
—	—	1,070	925	6,157	5,198	7,227	6,123	—	—	7,227	6,123
278	196	1,303	917	4,297	3,435	5,878	4,548	—	—	5,878	4,548
—	—	454	362	165	31	619	393	—	—	619	393
27	9	585	583	1,151	691	1,763	1,283	—	—	1,763	1,283
1,750	1,440	3,412	2,787	11,770	9,355	16,932	13,582	—	—	16,932	13,582
1,750	1,440	3,412	2,787	11,770	9,355	16,932	13,582	(1,554)	(1,550)	21,919	18,986